Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
STF Tactical Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STF Tactical Growth & Income ETF NAV
Average Annual Return, Percent	3.68%	6.97%
STF Tactical Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STF Tactical Growth ETF NAV
Average Annual Return, Percent	1.79%	10.37%
70% XNDX/30% Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% XNDX/30% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.17%	14.11%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	1.97%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	6.44%	19.21%
70% XNDX/30% Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% XNDX/30% Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.17%	14.11%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	1.97%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	6.44%	19.21%